Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.15%
Brazil - 3.79%
Ambev S.A. (a)	6,179,300	$18,371,928
Light S.A.	2,379,800	3,830,674
		22,202,602
China - 14.52%
Alibaba Group Holding, Ltd. (a)	1,455,600	17,853,693
Baidu, Inc. - ADR (a)	56,308	7,902,828
Baidu, Inc. - Class A (a)	327,950	6,164,316
Brilliance China Automotive Holdings, Ltd. (a)(b)	4,202,000	5,355
China Construction Bank Corp.	9,904,000	7,370,700
China Overseas Land & Investment, Ltd.	4,696,500	13,645,657
Dongfeng Motor Group Co., Ltd.	4,960,000	3,899,888
GF Securities Co., Ltd.	1,402,200	1,851,207
Grand Baoxin Auto Group, Ltd. (a)	10,102,000	772,403
Lenovo Group, Ltd.	11,018,000	10,867,484
Trip.com Group, Ltd. - ADR (a)	671,317	14,809,253
		85,142,784
Czech Republic - 2.34%
CEZ	282,225	13,742,107
Hong Kong - 9.18%
Galaxy Entertainment Group, Ltd.	3,096,000	16,511,316
Pacific Basin Shipping, Ltd.	43,858,000	22,859,010
VTech Holdings, Ltd.	675,400	5,047,942
Yue Yuen Industrial (Holdings), Ltd.	6,464,500	9,407,762
		53,826,030
Hungary - 1.68%
OTP Bank PLC	413,969	9,876,789
India - 5.33%
Aurobindo Pharma, Ltd.	1,246,198	8,520,271
ICICI Bank, Ltd.	270,321	2,621,342
Shriram Transport Finance Co., Ltd.	835,583	12,659,199
State Bank of India	831,695	5,014,622
State Bank of India - GDR	40,600	2,407,580
		31,223,014
Indonesia - 2.08%
PT Bank Mandiri (Persero) Tbk	20,910,600	12,189,843
Republic of Korea - 15.72%
DB Insurance Co., Ltd.	324,990	17,074,321
Hankook Tire & Technology Co., Ltd.	570,637	16,442,943
Hyundai Motor Co.	11,880	1,819,641
KB Financial Group, Inc.	123,550	6,031,701
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	75,226	5,557,433
POSCO	66,962	15,641,786
Samsung Electronics Co., Ltd.	372,858	20,312,504
Shinhan Financial Group Co., Ltd.	267,440	9,305,926
		92,186,255
Romania - 0.86%
Banca Transilvania S.A.	9,174,474	5,041,577
Russian Federation - 0.00%
Sberbank of Russia PJSC - ADR (a)(b)	408,511	4,085
Singapore - 2.19%
Wilmar International, Ltd.	4,223,000	12,853,480
South Africa - 3.53%
Reunert, Ltd.	826,836	2,163,846
Sasol, Ltd. (a)	698,541	18,535,923
		20,699,769
Taiwan - 13.53%
Catcher Technology Co., Ltd.	864,000	4,881,860
Compal Electronics, Inc.	12,751,000	10,104,152
Elite Material Co., Ltd.	858,000	6,872,868
Hon Hai Precision Industry Co., Ltd. - GDR	5,692,132	22,160,583
Lite-On Technology Corp.	4,702,000	10,238,291
Taiwan Semiconductor Manufacturing Co., Ltd.	1,009,000	19,467,356
United Integrated Services Co., Ltd.	899,000	5,590,680
		79,315,790
Thailand - 3.47%
Bangkok Bank Public Co., Ltd.	1,443,400	5,525,582
Bangkok Bank Public Co., Ltd. - NVDR	656,900	2,514,725
Siam Commercial Bank PLC - NVDR (a)	3,781,900	12,322,672
		20,362,979
Turkey - 1.93%
Akbank T.A.S.	11,132,752	5,673,864
Tofas Turk Otomobil Fabrikasi A.S.	1,219,407	5,634,923
		11,308,787
United Arab Emirates - 2.34%
Abu Dhabi Commercial Bank PJSC	5,047,582	13,742,209
United Kingdom - 3.04%
Antofagasta PLC	163,366	3,041,536
Standard Chartered PLC	1,859,820	14,759,695
		17,801,231
United States - 4.62%
Cognizant Technology Solutions Corp. - Class A	204,968	15,311,110
Flex, Ltd. (a)	688,843	11,758,550
		27,069,660
Total Common Stocks (Cost $515,649,941)		528,588,991

PREFERRED STOCKS - 5.70%
Brazil - 5.39%
Cia Energetica de Minas Gerais, 8.96%	9,006,811	21,983,779
Itau Unibanco Holding S.A., 2.30%	1,746,343	9,601,570
		31,585,349
Republic of Korea - 0.31%
Hyundai Motor Co., 5.38%	24,063	1,810,754
Total Preferred Stocks (Cost $26,186,386)		33,396,103

SHORT-TERM INVESTMENT - 3.83%
Money Market Fund - 3.83%
Fidelity Institutional Government Portfolio - Class I, 0.60% (c)	22,452,536	22,452,536
Total Short-Term Investment (Cost $22,452,536)		22,452,536

Total Investments (Cost $564,288,863) - 99.68%		584,437,630
Other Assets in Excess of Liabilities - 0.32%		1,874,983
TOTAL NET ASSETS - 100.00%		$586,312,613

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
A.S.	Anonim Şirketi
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2022.

Pzena Emerging Markets Value Fund
Portfolio Diversification
May 31, 2022 (Unaudited)
		% of
	Value	Net Assets
COMMON STOCKS
Communication Services	$14,067,144	2.40%
Consumer Discretionary	87,157,177	14.86%
Consumer Staples	31,225,408	5.32%
Financials	145,987,639	24.90%
Health Care	8,520,271	1.45%
Industrials	36,170,969	6.17%
Information Technology	137,022,700	23.37%
Materials	37,219,245	6.35%
Real Estate	13,645,657	2.33%
Utilities	17,572,781	3.00%
Total Common Stocks	528,588,991	90.15%
PREFERRED STOCKS
Consumer Discretionary	1,810,754	0.31%
Financials	9,601,570	1.64%
Utilities	21,983,779	3.75%
Total Preferred Stocks	33,396,103	5.70%
Short-Term Investment	22,452,536	3.83%
Total Investments	584,437,630	99.68%
Other Assets in Excess of Liabilities	1,874,983	0.32%
Total Net Assets	$586,312,613	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2022:

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$22,202,602	$-	$-	$22,202,602
China	85,137,429	-	5,355	85,142,784
Czech Republic	13,742,107	-	-	13,742,107
Hong Kong	53,826,030	-	-	53,826,030
Hungary	9,876,789	-	-	9,876,789
India	31,223,014	-	-	31,223,014
Indonesia	12,189,843	-	-	12,189,843
Republic of Korea	92,186,255	-	-	92,186,255
Romania	5,041,577	-	-	5,041,577
Russian Federation	-	-	4,085	4,085
Singapore	12,853,480	-	-	12,853,480
South Africa	20,699,769	-	-	20,699,769
Taiwan	79,315,790	-	-	79,315,790
Thailand	14,837,397	5,525,582	-	20,362,979
Turkey	11,308,787	-	-	11,308,787
United Arab Emirates	13,742,209	-	-	13,742,209
United Kingdom	17,801,231	-	-	17,801,231
United States	27,069,660	-	-	27,069,660
Total Common Stocks	523,053,969	5,525,582	9,440	528,588,991
Preferred Stocks
Brazil	31,585,349	-	-	31,585,349
Republic of Korea	1,810,754	-	-	1,810,754
Total Preferred Stocks	33,396,103	-	-	33,396,103
Short-Term Investment	22,452,536	-	-	22,452,536
Total Investments	$578,902,608	$5,525,582	$9,440	$584,437,630

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.

Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure (Unaudited)

Common Stocks
Balance as of February 28, 2022	$5,377
Transfer into Level 3	4,085
Change in unrealized depreciation	(22)
Balance as of May 31, 2022	$9,440

Change in unrealized depreciation during the period for
Level 3 investments held at May 31, 2022	$(22)

The Level 3 investments as of May 31, 2022 represented less than 0.01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.